Share-Based Compensation (Summary of Stock Option Plan granted) (Detail)	12 Months Ended
Dec. 31, 2025 shares
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Vesting Period	25 percent per year over four years
Maximum term	10 years
Settlement Period	Shares 1
Number of share options granted in share-based payment arrangement	556,585
Date of Grant of Share Based Payment Arrangement	Annually
Number of share options outstanding in share-based payment arrangement	2,445,677
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Vesting Period	On third anniversary of grant date based on total shareholder return relative to PSU peer group (75 percent weighting) and return on invested capital (25 percent weighting)
Maximum term	Not applicable
Settlement Period	Cash
Number Of Instruments Other Equity Instruments Granted	744,362
Date of Grant of Share Based Payment Arrangement	Annually
Number of other equity instruments outstanding in share-based payment arrangement	1,847,420
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Vesting Period	On third anniversary of grant date and not subject to performance conditions
Maximum term	Not applicable
Settlement Period	Cash
Number Of Instruments Other Equity Instruments Granted	975,766
Date of Grant of Share Based Payment Arrangement	Annually
Number of other equity instruments outstanding in share-based payment arrangement	2,382,090
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Non-executive directors
Vesting Period	Fully vest upon grant
Maximum term	Not applicable
Settlement Period	Cash 2
Number Of Instruments Other Equity Instruments Granted	41,732
Date of Grant of Share Based Payment Arrangement	At the discretion of the Board of Directors
Number of other equity instruments outstanding in share-based payment arrangement	465,830
Stock Appreciation Rights (SAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Awards no longer granted; legacy awards only
Vesting Period	25 percent per year over four years
Maximum term	10 years
Settlement Period	Cash
Number Of Instruments Other Equity Instruments Granted	0
Date of Grant of Share Based Payment Arrangement	Awards no longer granted; legacy awards only
Number of other equity instruments outstanding in share-based payment arrangement	47,584